CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 22,128	$ 167,735
Prepaid expenses	6,452	190,213
Total current assets	28,580	357,948
Property and equipment, net	66,354	89,544
Capitalized software	127,991	39,308
Total assets	222,925	486,800
Current liabilities
Accounts payable	7,000	0
Accrued compensation	988,697	655,395
Accrued interest	125,090	77,876
Convertible notes payable, net of unamortized discount of $0 and $6,467	681,335	514,363
Derivative liability	158,055	149,182
Total current liabilities	1,960,177	1,396,816
Total liabilities	1,960,177	1,396,816
Stockholders' deficit
Preferred stock, $0.01 par value; authorized -10,000,000 shares; Series D Convertible Preferred stock, authorized -1,000,000 shares; issued and outstanding - 713,750 and 603,750 shares at December 31, 2024 and 2023, respectively	7,138	6,038
Common stock, $0.001 par value; authorized - 500,000,000 shares; 211,101,313 shares issued and 172,913,813 outstanding	211,101	211,101
Shares to be issued	5,476	5,486
Additional paid-in capital	818,577	699,667
Accumulated deficit	(1,807,363)	(860,127)
Treasury stock, 38,187,500 outstanding	(972,181)	(972,181)
Total stockholders' deficit	(1,737,252)	(910,016)
Total liabilities and stockholders' deficit	$ 222,925	$ 486,800